Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 - SHAREHOLDERS’ EQUITY

(a) Reverse share split

The Company effected reverse share splits of its ordinary shares at ratios of 1-for-200 on January 26, 2026 (“2026 Reverse Share Split”). The reverse share split on January 26, 2026 occurred subsequent to the fiscal year end. All share numbers and per-share data presented in this consolidated financial statements and related notes have been retroactively adjusted to reflect the cumulative effect of these reverse share splits.

As a result of the Reverse Stock Split, the par value of the Class A Ordinary shares and Class B Ordinary shares will be increased to $0.002 per share with the number of authorized shares reduced to 24,989,545 Class A Ordinary shares and 10,455 Class B Ordinary shares, respectively, and the number of outstanding ordinary shares as of December 31, 2025 will be reduced to 101,275 Class A Ordinary shares and 10,455 Class B Ordinary shares.

(b) Ordinary shares

Mingteng International was incorporated in the Cayman Islands on September 20, 2021. As of December 31, 2025, Mingteng International was authorized to issue 24,989,545 Class A Ordinary shares and 10,455 Class B Ordinary shares at par value of $0.002.

In accordance with the relevant PRC laws and regulations, Mingteng International’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profits as reported in accordance with PRC accounting standards. Mingteng International’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to a statutory reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each entity in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. As of December 31, 2022, statutory reserves had reached 50% of their respective registered capital amounted to $465,572 and remained unchanged since then.

On April 22, 2024, Mingteng International completed its initial public offering on the Nasdaq Stock Market, issuing 5,250 Ordinary Shares with a par value of $0.002 per share and offering price at $800.00 per share, with gross proceeds of $4.20 million. On May 10, 2024, additional shares of 788 were issued related to the over-allotment arrangement, par value of $0.002 per share and offering price at $800.00 per share, with gross proceeds of $0.63 million. After deducting underwriting discounts, offering expenses and deferred offering costs, the Company received total net proceeds of $3,293,096.

In connection with the initial public offering and the subsequent over-allotment offering, the Company also issued warrants to underwriters for the Ordinary shares purchase option.

From April 2024 to May 2024, in connection with the initial public offering and the subsequent over-allotment offering, Warrants were granted to underwriters to purchase up to 262 Ordinary shares and 40 Ordinary shares, respectively, at $960 per share, which were exercisable from October 14, 2024 to April 17, 2029. The warrants can be purchased in cash or via the cashless exercise option.

In the fiscal year of 2024, 131 Underwriter Warrants were exercised for the issuance of 60 Ordinary shares through cashless exercise, with 171 Underwriter Warrants left unexercised as of December 31, 2024.

On July 7, 2025, 151 Underwriter Warrants were exercised for the issuance of 87 Ordinary shares through cashless exercise, with 20 Underwriter Warrants left unexercised as of December 31, 2025.

On August 12, 2025, the board of directors approved the re-designation of the Ordinary shares to Class A Ordinary shares and Class B Ordinary shares. Upon the completion of the re-designation, the authorized share capital of the Company was $50,000 divided into 25,000,000 shares at a par value of $0.002 each, comprising (i) 24,989,545 Class A Ordinary Shares, and (ii) 10,455 Class B Ordinary Shares. Each Class A Ordinary share is entitled to one vote; and each Class B Ordinary share is entitled to twenty votes. Class A Ordinary shares are not convertible into Class B Ordinary shares under any circumstances. Class B Ordinary shares are not convertible into Class A Ordinary shares or any other class of shares under any circumstances. Each Class A Ordinary share confers upon the holder thereof the right to receive dividends and Class B Ordinary shares do not confer upon the holders thereof any rights to receive dividends. Except as set out above, Class A and Class B Ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On November 12, 2025, Mingteng International entered into a Share Purchase Agreement (SPA) with nine investors, pursuant to which it issued 75,000 Class A ordinary shares with a par value of $0.002 per share, at a price of $200.00 per share. The Company received total net proceeds of $15,000,000.

On December 4, 2025, the Company entered into a Sales Agreement with AC Sunshine Securities LLC pursuant to which the Company may offer and sell from time to time Class A Ordinary Shares having an aggregate offering of up to $100,000,000 through an “at-the-market” offering (“ATM offering”) program under the Company’s shelf registration statement on Form F-3. Under the Sales Agreement, shares may be sold from time to time through AC Sunshine Securities LLC acting as the Company’s sales agent at prevailing market prices on the Nasdaq Capital Market or otherwise in accordance with applicable law. As of December 31, 2025, the Company received total net proceeds of $211,891 and issued 2,445 Class A Ordinary Shares under the ATM offering program.

The summary of warrant activities for the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Exercisable as of December 31, 2023	-	-	-
Warrants Granted	302	960	-
Warrants Exercised	131	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2024	171	$960	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	151	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2025*	20	960	3.30
Warrants Exercisable as of December 31, 2025*	20	$960	3.30

*	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.